Summary of Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details)	Dec. 31, 2025
Computer and network equipment [Member] | Minimum [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated useful life	3 years
Computer and network equipment [Member] | Maximum [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated useful life	5 years
Office equipment [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated useful life	5 years
Motor vehicles [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated useful life	5 years
Leasehold improvements [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Over the shorter of lease term or the estimated useful lives of the assets